RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 3,182,280	$ 1,485,496
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	3,182,280	1,485,496
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,874,981)	(634,639)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(549,110)	(42,157)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	758,189	808,700
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,290,144	1,084,032
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,290,144	1,084,032
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(232,569)	(314,891)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(109,388)	(42,157)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	948,187	726,984
Repurchase Agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,892,136	401,464
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,892,136	401,464
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,642,412)	(319,748)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(439,722)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ (189,998)	$ 81,716